Retirement Plans and Postretirement Costs (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Defined Benefit Plan Disclosure [Line Items]
Proposed date the Board of Directors approved to terminate the qualified retirement plan		Dec. 31, 2018
Termination of Qualified Pension Plan, description		The Board of Directors has subsequently approved to proceed with the termination of the Qualified Pension Plan. We submitted a request to and received a response from the IRS for a determination letter that the Qualified Pension Plan is qualified for termination. We intend to distribute substantially all of the Qualified Pension Plan assets prior to the end of December 2018. Additionally, in connection with preparing for the termination of the Qualified Pension Plan, we have amended the plan to provide that participants are 100 percent vested in their accrued benefits as of the effective date of the plan termination, to adopt a new standard for disability benefits that will apply when the plan’s assets are distributed due to the termination, to add a lump sum distribution for employees and terminated vested participants who are not in payment status when Qualified Pension Plan assets are distributed due to the termination and to make certain other conforming amendments to the Qualified Pension Plan to comply with applicable laws that may be required by the IRS or may be deemed necessary or advisable to improve the administration of the Qualified Pension Plan or facilitate its termination and liquidation.
Qualified Retirement Plan participants' vesting percentage as of the final termination date of the plan		100.00%
Rabbi Trust Assets - SERP		$ 2,800,000	$ 2,600,000
Postretirement plan annual benefit limit for future eligible retirees		$ 4,000
Other postretirement benefits maximum benefit period		5 years
Health care cost trend rate for next fiscal year		7.40%
Ultimate health care cost trend rate		4.50%
Net Periodic Benefit Cost, Expected return on plan assets		5.45%
Percentage target asset allocation		100.00%
Actual Historical Annualized Returns Using Target Allocation - 5 Years		2.97%
Actual Historical Annualized Returns Using Target Allocation - 10 Years		3.98%
Actual Historical Annualized Returns Using Target Allocation - 15 Years		4.28%
Actual Historical Annualized Returns Using Target Allocation - 20 Years		4.80%
Actual Historical Annualized Returns Using Target Allocation - 25 Years		5.21%
Actual Historical Annualized Returns Using Target Allocation - 30 Years		5.97%
401(K) Plan
Defined Benefit Plan Disclosure [Line Items]
Percent of each dollar of eligible employee contributions matched by employer		100.00%
Employer matching contribution to employee up to participant's eligible contribution		5.00%
Scenario Forecast
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Benefit Cost, Expected return on plan assets	4.05%
Stock Index Funds
Defined Benefit Plan Disclosure [Line Items]
Return applied to target allocation in determining expected long term rate of return		10.00%
Stock Index Funds | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		0.00%
Stock Index Funds | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		50.00%
Fixed income/cash
Defined Benefit Plan Disclosure [Line Items]
Return applied to target allocation in determining expected long term rate of return		3.00%
Fixed income/cash | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		50.00%
Fixed income/cash | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		100.00%
Supplemental Employee Retirement Plan, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant's base salary received as Supplemental Retirement Benefits		8.00%
Vesting period, SERP		5 years
Projected benefit obligation		$ 1,916,000	1,824,000
Expected employer contributions in next fiscal year		364,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation		1,041,000	$ 1,268,000	$ 1,602,000
Expected employer contributions in next fiscal year		$ 215,000